Shareholders' Equity	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Shareholders' Equity

(5) Shareholders’ Equity

As of May 4, 2013, the Company is authorized to issue 120,000,000 shares of common stock, $0.01 par value, and 5,000,000 shares of preferred stock, $0.01 par value. The holders of common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series of preferred stock and the qualifications, limitations and restrictions thereof shall be designated by the board of directors.

Preferred Stock

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191.9 million, net of offering costs of $2.1 million. The shares of Series A 8% Convertible Preferred Stock were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ (deficit) equity since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

In March 2012, options to purchase 2,020,620 shares of common stock granted during the fiscal year ended January 29, 2011, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested immediately in March 2012 and another one-third of the shares vested in March 2013. The remaining one-third will vest in March 2014. In connection with the cancellation and grant, the Company will record total compensation expense of $17.4 million, of which $5.3 million was recorded on the date of the modification and the remainder is recorded on a straight-line basis over the two-year vesting period.

On July 17, 2012, the Company amended its articles of incorporation to reflect a 0.3460-for-1 reverse stock split of its common stock. The amendment also changed the authorized shares of the Company’s common stock to 120,000,000 shares. Concurrent with the reverse stock split, the Company adjusted (i) the conversion price of its Series A 8% Convertible Preferred Stock, (ii) the number of shares subject to and the exercise price of its outstanding stock option awards under its equity incentive plan and (iii) the number of shares subject to and the exercise price of its outstanding warrants to equitably reflect the split. All common stock share and per-share data included in the financial statements and footnotes thereto, give effect to the reverse stock split and the change in authorized shares and have been adjusted retroactively for all periods presented.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), which remained subject to shareholder approval. The Company’s shareholders approved the ESPP on May 30, 2013, at the Company’s annual meeting of shareholders. The number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. The ESPP’s effective date is retroactive to January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986.

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the Company’s registration statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares sold in the secondary public offering were sold by selling shareholders and the Company did not receive any proceeds. The Company incurred fees of approximately $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering, which is included in selling, general and administrative expenses in the fiscal 2012 statements of operations.

On May 14, 2013, the Company filed a registration statement on Form S-1 (File No. 333-188578) under the Securities Act with the Securities and Exchange Commission related to a proposed secondary public offering of shares of its common stock to be sold exclusively by participating selling shareholders. Certain shareholders intend to sell 8,563,172 shares of common stock in the secondary public offering and the underwriters are expected to be granted an option to purchase a maximum of 1,284,475 additional shares from the shareholders to cover overallotments of shares. The Company will not receive any proceeds from the proposed secondary public offering or the exercise of the underwriters’ option to purchase additional shares. The estimated secondary public offering expenses payable by the Company are approximately $1.0 million, which includes legal, accounting and printing costs and various other fees associated with the registration of common stock. The Company did not incur any fees related to the registration statement during the thirteen weeks ended May 4, 2013. Such fees will be expensed as incurred. The secondary public offering is expected to close during the thirteen weeks ending August 3, 2013.

(5) Shareholders’ Equity (Deficit)

As of February 2, 2013, the Company is authorized to issue 120,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock. The holders of the common stock are entitled to one vote per share of common stock and are entitled to receive dividends if declared by the board of directors. The preferred stock may be issued from time to time in series as designated by the board of directors. The designations, powers, preferences, voting rights, privileges, options, conversion rights, and other special rights of the shares of each such series and the qualifications, limitations and restrictions thereof shall be designated by the board of directors.

Preferred Stock

On October 14, 2010, the Company issued 89,291,773 shares of Series A 8% Convertible Preferred Stock for cash proceeds of $191.9 million, net of offering costs of $2.1 million. In connection with this transaction, all of the Company’s then outstanding shares of its Series A and Series A-1 Redeemable Convertible Preferred Stock were converted into shares of the Company’s common stock and all of the Company’s then outstanding options and warrants were exercised or exchanged for restricted or unrestricted shares of the Company’s common stock or were exchanged for unrestricted shares and cash. The Company used the proceeds of this investment as well as cash on hand to pay a special dividend to the holders of the Company’s common stock on October 14, 2010 as noted below. Prior to the conversion, the Series A and Series A-1 Redeemable Convertible Preferred Stock, were being accreted to their redemption value using the effective interest rate method.

The shares of Series A 8% Convertible Preferred Stock were entitled to receive cumulative dividends of 8% of their original issue price of $2.17 per share per year compounded annually and payable in cash when and if declared by the Company’s board of directors; however, the Company could not pay, unless otherwise consented to by the holders of Series A 8% Convertible Preferred Stock, any dividends on common stock unless an equal amount of dividends per share (on an as converted basis) was simultaneously paid to the holders of the Series A 8% Convertible Preferred Stock. Effective immediately prior to the closing of the IPO on July 24, 2012, all outstanding shares of Series A 8% Convertible Preferred Stock were converted into 30,894,953 shares of common stock and ceased to be entitled to the payment of any dividends that accrued on such shares as of the effective time of the conversion.

In the event of any liquidation, dissolution, or winding up of the Company, as defined, or deemed liquidation event, as defined, the holders of the Series A 8% Convertible Preferred Stock were entitled to receive the greater of the original issue price of $2.17 per share plus any accrued and unpaid dividends, or the amount that would have been paid if the Series A 8% Convertible Preferred Stock was converted to common stock, before any payment was made to the common shareholders. The Series A 8% Convertible Preferred Stock was presented outside of shareholders’ equity (deficit) since its redemption under certain circumstances was beyond the control of the Company’s management.

Common Stock

The Company and its shareholders have entered into an Amended and Restated Investors Rights Agreement and a Second Amended and Restated Shareholders Agreement, which provide for, among others, certain registration, information, first refusal, co-sale, observer, bring along and board of director voting rights. The Second Amended and Restated Shareholders Agreement also provides for certain restrictions and obligations with respect to the stock of the Company held by the Company’s shareholders, including limits on the transfer of stock held by shareholders.

In March 2012, options to purchase 2,020,620 shares of common stock granted during fiscal 2010, including options to purchase 1,010,310 shares that were subject to time-based and performance-based vesting, were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant.

In connection with the cancellation and grant, the Company will record total compensation expense of $17.4 million including $5.3 million which was recorded on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In May 2010, the Company granted warrants to purchase 27,680 shares of common stock at an exercise price of $11.45 per share to professional service providers that were exercised in October 2010. The fair value of the warrants of $0.2 million was recorded as expense in fiscal 2010.

In February 2011, the Company granted warrants to purchase 13,840 shares of common stock at an exercise price of $6.30 per share to professional service providers, of which 5,191 were exercised in November 2011. The fair value of the warrants of $25,000 was recorded as expense in fiscal 2010.

In May 2011, the Company granted warrants to purchase 3,114 shares of common stock at an exercise price of $6.30 per share to a professional service provider. The fair value of the warrants of $6,000 was recorded as expense in fiscal 2011.

In November 2011, the Company issued 159,248 shares of common stock for cash proceeds of $1.1 million to an incoming member of the Company’s board of directors.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers. The fair value of the warrants of $43,000 was recorded as expense in Fiscal 2012.

During fiscal 2012, 23,012 warrants were exercised and, as of February 2, 2013, no warrants remained outstanding.

On July 18, 2012, two members of the board of directors were each issued 3,529 restricted shares of common stock. These shares vest and become free of forfeiture restrictions on the earlier of: (i) the one-year anniversary of the issuance date or (ii) the date of the Company’s next annual shareholder meeting following the issuance date.

On July 24, 2012, the Company completed the IPO of 11,057,692 shares of common stock at a price of $17.00 per share. The common stock was listed on The NASDAQ Global Select Market under the symbol “FIVE.” The shares sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-180780), which was declared effective by the SEC on July 18, 2012. Of the 11,057,692 shares sold in the IPO, the Company issued 4,807,692 shares, and 6,250,000 shares were sold by selling shareholders of the Company, including 1,442,308 shares sold pursuant to the exercise in full of the underwriters’ over-allotment option. The Company did not receive any proceeds from shares sold by the selling shareholders. The Company received proceeds of $73.2 million, net of $8.5 million in underwriting discounts and legal, accounting and other fees incurred in connection with the IPO. Of the $73.2 million net proceeds received from the IPO, $65.3 million and $0.7 million, respectively, were used to repay principal and interest under the Term Loan Facility that existed as of the date of the IPO. The remaining net proceeds of the IPO were used for general corporate purposes, including working capital.

On September 27, 2012, the Company’s board of directors approved the Five Below, Inc. 2012 Employee Stock Purchase Plan (the “ESPP”), subject to shareholder approval at the next annual meeting. If the shareholder’s do not approve the ESPP, then the ESPP will be terminated and any contributions will be returned to the participants without interest and without the purchase of shares. Subject to shareholder approval, the ESPP became effective January 1, 2013 and is intended to be qualified as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employees the opportunity to purchase shares of the Company’s common stock through payroll deductions at a discount of 10% of the fair market value of such shares on the purchase date. Under the ESPP, the number of shares of common stock reserved for issuance, which is subject to other limitations, is 500,000 shares and the purchase of shares by any participant is limited to (i) the number of shares obtained by dividing $10.0 million by the fair market value in any offering period or (ii) $10.0 million worth of such stock in any calendar year.

On February 4, 2013, the Company completed its secondary public offering of 13,012,250 shares of common stock at a price of $35.65 per share. The shares sold in the secondary public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statements on Form S-1 (File No. 333-186043 and File No. 333-186275), which were declared effective by the Securities and Exchange Commission on January 29, 2013. All of the shares sold in the secondary public offering were sold by selling shareholders and the Company did not receive any proceeds. The Company did incur fees of approximately $1.0 million related to legal, accounting, and other fees in connection with the secondary public offering which is included in selling, general and administrative expenses in the accompanying statement of operations for fiscal 2012.

Dividends

On October 13, 2010, the board of directors declared a cash dividend of $13.24 per share, or $196.7 million in the aggregate, which was paid on October 14, 2010 to shareholders of record on October 13, 2010. Of this amount, $4.3 million was recorded as additional compensation expense (note 6).

On May 15, 2012, the Company declared and subsequently paid on May 16, 2012 a dividend of $2.02 per share on shares of common stock (including restricted shares) and on an as-converted basis on shares of Series A 8% Convertible Preferred Stock totaling approximately $99.5 million. Refer to note 6 for additional information regarding changes to outstanding stock options resulting from the dividend payment.